Discontinued Operations - Summary of Consideration Received and Net Assets Disposed in Financial and Risk Transaction (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019	Mar. 31, 2018
Disclosure of Net Assets Disposed in Financial and Risk transaction [Line Items]
Cash and cash equivalents	$ (825)	$ (2,706)
Trade and other receivables	(1,167)	(1,313)
Other financial assets - current	(533)	(76)	$ (82)
Prepaid expenses and other current assets	(546)	(426)	(421)
Property and equipment, net	(615)	(473)	(601)
Computer software, net	(900)	(908)
Other identifiable intangible assets, net	(3,518)	(3,324)
Goodwill	(5,853)	(5,076)
Other financial assets - non-current	(74)	(53)
Deferred tax	(1,176)	(31)
Total assets	(17,295)	(17,018)	(17,181)
Payables, accruals and provisions	1,373	1,778	1,747
Deferred revenue	833	815
Other financial liabilities - current	434	95	138
Provisions and other non-current liabilities	1,264	1,124	1,264
Deferred tax	576	780
Total liabilities	7,735	7,808	$ 7,960
Cumulative foreign currency translation adjustments	(9)	(3,102)
Opening balance 45% equity investment in Refinitiv	$ 1,551	2,186
Discontinued operations [member]
Disclosure of Net Assets Disposed in Financial and Risk transaction [Line Items]
Deferred tax		528		$ 850
Gain on sale before income tax		3,081
Discontinued operations [member] | Financial & risk [member]
Disclosure of Net Assets Disposed in Financial and Risk transaction [Line Items]
Consideration received - cash and cash equivalents		16,548
Cash and cash equivalents		(460)
Trade and other receivables		(646)
Other financial assets - current		(21)
Prepaid expenses and other current assets		(202)
Property and equipment, net		(481)
Computer software, net		(850)
Other identifiable intangible assets, net		(1,912)
Goodwill		(9,885)
Other financial assets - non-current		(151)
Deferred tax		(14)
Total assets		(14,622)
Payables, accruals and provisions		844
Deferred revenue		207
Other financial liabilities - current		8
Provisions and other non-current liabilities		384
Deferred tax		331
Total liabilities		1,774
Net assets disposed		(12,848)
Non-controlling interests disposed		527
Cumulative foreign currency translation adjustments		(3,102)
Opening balance 45% equity investment in Refinitiv		2,100
Other		(144)
Gain on sale before income tax		$ 3,081